OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER RECEIVABLE
	June 30, 2026	December 31, 2025
Income tax advances	11,102	26,764
Interest receivable	142,162	500,927
Due from shareholders	1,243	1,300
	$154,507	$528,991